UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Land & Buildings Investment Management, LLC
Address: 3 Pickwick Plaza
         Greenwich, CT  06830

13F File Number:  028-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jonathan Litt
Title:     Managing Principal
Phone:     203-987-5830

Signature, Place, and Date of Signing:

 /s/ Jonathan Litt     Greenwich, CT     August 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    36

Form 13F Information Table Value Total:    $95,772 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN CAMPUS CMNTYS INC     COM              024835100     3594    79900
AMERICAN TOWER CORP NEW        COM              03027X100     5446    77900
APARTMENT INVT & MGMT CO       CL A             03748R101     4163   154000
BIOMED REALTY TRUST INC        COM              09063H107     1192    63800
BOSTON PROPERTIES INC          COM              101121101     3652    33700
BRE PROPERTIES INC             CL A             05564E106     4475    89468
BROOKFIELD OFFICE PPTYS INC    COM              112900105     1220    70000
CUBESMART                      COM              229663109      564    48400
DIGITAL RLTY TR INC            COM              253868103     4219    56200
EQUITY RESIDENTIAL             SH BEN INT       29476L107     3960    63500
ESSEX PPTY TR INC              COM              297178105     3401    22100
EXTRA SPACE STORAGE INC        COM              30225T102     3219   105200
FEDERAL REALTY INVT TR         SH BEN INT NEW   313747206     3018    29000
HOSPITALITY PPTYS TR           COM SH BEN INT   44106M102      386    15600
HYATT HOTELS CORP              COM CL A         448579102     1858    50000
KILROY RLTY CORP               COM              49427F108     3587    74100
KIMCO RLTY CORP                COM              49446R109      682    36200
LAS VEGAS SANDS CORP           COM              517834107     3461    79600
MACERICH CO                    COM              554382101     1074    18200
MARRIOTT INTL INC NEW          CL A             571903202      698    17800
PROLOGIS INC                   COM              74340W103     3798   114300
PUBLIC STORAGE                 COM              74460D109     3798    26300
SBA COMMUNICATIONS CORP        COM              78388J106     4935    86499
SENIOR HSG PPTYS TR            SH BEN INT       81721M109      652    29200
SIMON PPTY GROUP INC NEW       COM              828806109     3674    23600
SL GREEN RLTY CORP             COM              78440X101     3153    39300
STARWOOD HOTELS&RESORTS WRLD   COM              85590A401     1072    20200
TANGER FACTORY OUTLET CTRS I   COM              875465106     5265   164300
TAUBMAN CTRS INC               COM              876664103     4298    55700
UDR INC                        COM              902653104     1180    45800
VENTAS INC                     COM              92276F100     4040    64000
VORNADO RLTY TR                SH BEN INT       929042109     1210    14400
WASHINGTON REAL ESTATE INVT    SH BEN INT       939653101      620    21800
WASTE CONNECTIONS INC          COM              941053100      820    27400
WEINGARTEN RLTY INVS           SH BEN INT       948741103      380    14400
WYNN RESORTS LTD               COM              983134107     3008    29000